Share-based payments - Schedule of Changes in Founder's Warrant (Details)	Jun. 30, 2024 shares	Jan. 07, 2017 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares	Jun. 10, 2015 shares benefeciary € / shares	Feb. 10, 2015 shares benefeciary € / shares	Sep. 16, 2014 shares benefeciary € / shares	Aug. 28, 2013 shares benefeciary € / shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)	5,057,478
BSPCE 08-2013
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)							500,000
Number of shares issued (in shares)							50,000
Total number of shares to which the awards were likely to give right (in shares)							50,000
Exercise price (in euros per share) | € / shares							€ 5.92
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	50,000
Total number of awards outstanding (in shares)	0
Total number of awards available for subscription (in shares)	0
Maximum total number of awards that may be subscribed (in shares)	0
BSPCE 08-2013 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary							1
BSPCE 09-2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)						450,000
Number of shares issued (in shares)						97,200
Total number of shares to which the awards were likely to give right (in shares)						97,200
Exercise price (in euros per share) | € / shares						€ 18.68
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	11,450
Total number of awards outstanding (in shares)	85,750
Total number of awards available for subscription (in shares)	85,750
Maximum total number of awards that may be subscribed (in shares)	85,750
BSPCE 09-2014 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						21,000
BSPCE 09-2014 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						21,000
BSPCE 09-2014 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						30
BSPCE 2015-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)					450,000
Number of shares issued (in shares)					71,650
Total number of shares to which the awards were likely to give right (in shares)					71,650
Exercise price (in euros per share) | € / shares					€ 18.57
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	3,550
Total number of awards outstanding (in shares)	68,100
Total number of awards available for subscription (in shares)	68,100
Maximum total number of awards that may be subscribed (in shares)	68,100
BSPCE 2015-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					24,000
BSPCE 2015-1 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					24,000
BSPCE 2015-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					13
BSPCE 2015-3
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)				450,000
Number of shares issued (in shares)				53,050
Total number of shares to which the awards were likely to give right (in shares)				53,050
Exercise price (in euros per share) | € / shares				€ 20.28
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	24,650
Total number of awards outstanding (in shares)	28,400
Total number of awards available for subscription (in shares)	28,400
Maximum total number of awards that may be subscribed (in shares)	28,400
BSPCE 2015-3 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				42
BSPCE 2016 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			450,000
Number of shares issued (in shares)			126,400
Total number of shares to which the awards were likely to give right (in shares)			126,400
Exercise price (in euros per share) | € / shares			€ 14.46
Number of awards subscribed (in shares)	333
Total number of awards lapsed, cancelled or forfeited (in shares)	28,200
Total number of awards outstanding (in shares)	97,867
Total number of awards available for subscription (in shares)	97,867
Maximum total number of awards that may be subscribed (in shares)	97,867
BSPCE 2016 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 O | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			43
BSPCE 2016 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			450,000
Number of shares issued (in shares)			129,250
Total number of shares to which the awards were likely to give right (in shares)			129,250
Exercise price (in euros per share) | € / shares			€ 14.46
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	30,100
Total number of awards outstanding (in shares)	99,150
Total number of awards available for subscription (in shares)	99,150
Maximum total number of awards that may be subscribed (in shares)	99,150
BSPCE 2016 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 P | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			50
BSPCE 2017 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Number of shares issued (in shares)		117,650
Total number of shares to which the awards were likely to give right (in shares)		117,650
Exercise price (in euros per share) | € / shares		€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	19,550
Total number of awards outstanding (in shares)	98,100
Total number of awards available for subscription (in shares)	98,100
Maximum total number of awards that may be subscribed (in shares)	98,100
BSPCE 2017 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		26,400
BSPCE 2017 O | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		26,400
BSPCE 2017 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		42
BSPCE 2017
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Number of shares issued (in shares)		80,000
Total number of shares to which the awards were likely to give right (in shares)		80,000
Exercise price (in euros per share) | € / shares		€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	80,000
Total number of awards available for subscription (in shares)	80,000
Maximum total number of awards that may be subscribed (in shares)	80,000
BSPCE 2017 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		32,000
BSPCE 2017 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		32,000
BSPCE 2017 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		3